COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jan. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note 9 – Commitments and Contingencies

Employment Agreements

On July 9, 2013, Tungsten Corp. (the "Company") entered into employment agreements with Guy Martin and Douglas Oliver (the "Employment Agreements"), effective as of July 1, 2013, which replaced previously existing Consulting Agreements between Messrs. Martin and Oliver and the Company, effective on April 8, 2013 (the “Consulting Agreements").

The Employment Agreements provide for Mr. Martin's continued employment as President and Chief Executive Officer of the Company for a term of two years, subject to certain termination rights, during which time he will receive a monthly base salary at the rate of $5,000; and Mr. Oliver's continued employment as Vice President of Exploration of the Company for a term of two years, subject to certain termination rights, during which time he will receive a monthly base salary at the rate of $4,000. The Employment Agreements shall be automatically extended for additional one year terms unless either the Company or Messrs. Martin and Oliver provide written notice of their intent not to renew the agreement at least sixty days prior to the expiration of a term.

In addition, Messrs. Martin and Oliver are entitled, at the sole and absolute discretion of the Compensation Committee of the Company's Board of Directors, to receive performance bonuses, which may be based upon a variety of factors. Messrs. Martin and Oliver will also be entitled to participate in all employee benefit plans or programs of the Company to the extent that their positions, title, tenure, salary, age, health and other qualifications make them eligible to participate in accordance with the terms of the applicable plans or programs. The Company intends to implement an employee stock option plan, and Messrs. Martin and Oliver shall be eligible to receive awards of stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares or other equity awards pursuant to the employee stock option plan or any other arrangements the Company may have in effect from time to time. The Board or the Committee will determine in its discretion the amount of any such award to Messrs. Martin and Oliver in accordance with the terms of the employee stock option plan in effect at the time of grant.

The Employment Agreements contain a non-competition covenant and non-interference (relating to the Company's customers) and non-solicitation (relating to the Company's employees) provisions effective during the term of their employment and for a period of six months after termination with respect to the non-competition covenant and for a period of twenty four months after termination with respect to the non-interference and non-solicitation provisions of the Employment Agreements.